Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (22,527)	$ (19,924)
Fair value of plan assets	17,807	15,021	15,499
Funded status	(4,720)	(4,903)
Non-current other liabilities	$ (4,720)	$ (4,903)